LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]
Reconciliation of Financial Lease Minimum Payments:

	12-31-2019
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$

Less than one year	960	48	912
Between one and five years	200	-	200
More than five years	-	-	-
Total	1,160	48	1,112

	12-31-2018
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	1,180	49	1,131
Between one and five years	837	-	837
More than five years	-	-	-
Total	2,017	49	1,968